Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
(6) Fair Value Measurements
Fair value is the price that would be received to sell an asset or the price paid to transfer a liability as of the measurement date. A three-tier, fair-value reporting hierarchy exists for disclosure of fair value measurements based on the observability of the inputs to the valuation of financial assets and liabilities. The three levels are:
Level 1 – Quoted prices for identical instruments in active markets. Level 1 assets may include equity and debt securities that are traded in an active exchange market, including shares of mutual funds.
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 assets and liabilities may include debt and equity securities, purchased loans and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable market data inputs.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable in active exchange markets.

(a) Fair Value Measurements on a Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2011				2010
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$49,273	$0	$0	$49,273	$198,756	$0	$0	$198,756
Available-for-sale equity securities	159,539	0	0	159,539	105,724	0	0	105,724
Trading securities – equity	10,805	18,653	0	29,458	6,937	4,431	0	11,368
Trading securities – debt	216	83,831	0	84,047	10,016	7,777	0	17,793
Foreign currency forward contract	0	55	0	55	0	68	0	68
Total financial assets	$219,833	$102,539	$0	$322,372	$321,433	$12,276	$0	$333,709
Financial Liabilities
Interest rate swap	$0	$15,241	$0	$15,241	$0	$11,734	$0	$11,734
SunTrust Acquisition future consideration payments liability	0	0	13,404	13,404	0	0	20,058	20,058
Foreign currency forward contracts	0	245	0	245	0	0	0	0
Total financial liabilities	$0	$15,486	$13,404	$28,890	$0	$11,734	$20,058	$31,792

The following is a description of the valuation methodologies used for financial assets and liabilities measured at fair value on a recurring basis. Federated did not hold any nonfinancial assets or liabilities measured at fair value on a recurring basis at December 31, 2011 or December 31, 2010.

Cash and cash equivalents
Cash and cash equivalents include investments in money market funds and deposits with banks. Cash and cash equivalents invested in Federated money market funds totaled $45.8 million and $194.5 million at December 31, 2011 and 2010, respectively. Cash investments in money market funds are valued under the market approach through the use of quoted market prices in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy.

Available-for-sale equity securities
Available-for-sale equity securities include investments in sponsored fluctuating-value mutual funds and are included in Investments - affiliates on the Consolidated Balance Sheets. The securities are valued under the market approach through the use of quoted market prices available in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy. There is no modeling or additional information needed to arrive at the fair values of these investments.
Trading securities - equity
These trading securities primarily represent the equity securities held by consolidated investment funds and are included in Investments - other on the Consolidated Balance Sheets. For the publicly traded equity securities available in an active exchange market, whether domestic or foreign, the fair value of these securities is often classified as Level 1 and is based on unadjusted quoted market prices. From time to time, however, the fair value of certain equity securities traded principally in foreign markets may be determined by third-party pricing services when it has been determined that there has been a significant trend in the U.S. equity markets or in index futures trading. The determination to use the third-party pricing service versus the unadjusted quoted market price is the cause for transfers between Level 1 and Level 2 for these securities. For the period between December 31, 2010 and December 31, 2011, approximately $3.5 million of investments transferred from Level 2 to Level 1 as a result of a determination by management to use adjusted quoted market prices because there had been a significant trend in the U.S. equity markets or in index futures trading after the foreign markets closed on December 31, 2010, as compared to using unadjusted quoted market prices to determine fair values of these equity securities at December 31, 2011. Transfers into and out of Levels 1 and 2 of the fair value hierarchy are reported at fair values as of the beginning of the period in which the transfers occur.

At December 31, 2011, equity trading securities also included shares of an offshore master investment fund held by a consolidated feeder fund. The offshore master investment fund, which is not publicly traded in an active exchange market, makes investments in global project and trade finance transactions. The $17.9 million fair value of the feeder fund's investment in the master fund was determined using the net asset value of the master fund, as a practical expedient, and was classified as Level 2 in the valuation hierarchy at December 31, 2011. Certain near-term, lock-up restrictions surrounding the holding period of the feeder fund's investment in the master fund existed at December 31, 2011, but did not materially impact the measurement of fair value.

Trading securities - debt
These trading securities primarily represent high-quality short-term debt securities held by a consolidated, non-U.S. dollar-denominated money market fund ($77.1 million). Such assets had a maximum weighted-average maturity of 15 days at December 31, 2011 and were valued based on amortized cost, which approximates fair value given the high-quality, short-term nature of these securities. The remaining amount of trading debt securities primarily represents U.S. and foreign investment-grade bonds held by consolidated sponsored investment funds. The fair value of these securities may include observable market data such as closing market prices provided by independent pricing services after considering factors such as the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The entire amount of these securities is included in Investments - other on the Consolidated Balance Sheets.
Foreign currency forward contracts
The fair value of foreign currency forward contracts is included in Receivables or Accounts payable and accrued expense on the Consolidated Balance Sheets. These contracts are entered into by Federated to hedge foreign exchange risk related to investments denominated in foreign currencies. Additionally, certain consolidated sponsored investment funds may hold foreign currency forward contracts as part of their investment strategy. Pricing is determined by interpolating a value by utilizing the spot foreign exchange rate and forward points (based on the spot rate and currency interest rate differentials), which are all inputs that are observable in active markets.
Interest rate swap
The fair value of Federated's interest rate swap is included in Other current liabilities on the Consolidated Balance Sheets. Pricing is determined based on a third-party, model-derived valuation in which all significant inputs are observable in active markets including the Eurodollar future rate and yields for three- and thirty-year Treasury securities. See Note (11) for more information regarding the swap.
SunTrust Acquisition future consideration payments liability
The liability for future consideration payments related to the SunTrust Acquisition is recorded at fair value on a recurring basis in Other current liabilities ($4.0 million) and Other long-term liabilities ($9.4 million) on the Consolidated Balance Sheet as of December 31, 2011. Management estimated the fair value of future consideration payments related to the SunTrust Acquisition based primarily upon expected future cash flows using an income approach valuation methodology with unobservable market data inputs (Level 3). Such inputs included (1) an estimated rate of change for underlying assets under management based on estimated net redemptions or sales; (2) expected net revenue per managed asset based generally on contract terms; and (3) a discount rate estimated at the current market rate of return.

The following table presents a reconciliation of the beginning and ending fair-value measurements of Federated’s liability for future consideration payments related to the SunTrust Acquisition:

in thousands
Balance at December 31, 2010	$20,058
Adjustment to reflect final valuation[1]	(2,600)
Changes in fair value[2]	900
Contingent consideration payments	(4,954)
Balance at December 31, 2011	$13,404

1	As a result of finalizing the valuation relating to the SunTrust Acquisition in the first quarter 2011, this adjustment was required in order to revise the preliminary estimate of fair value.

2	Amounts included in Intangible asset related expense on the Consolidated Statements of Income.
(b) Fair Value Measurements on a Nonrecurring Basis
Since 2008, Federated experienced significant declines in the assets under management related to certain quantitative investment products acquired in 2006. The declines in assets under management reflected significant market depreciation as well as investor net redemptions. In light of these declines in assets under management, performance relative to peers and indices and the uncertainty regarding each of these in the future, the carrying values of the related intangible assets were tested for recoverability at various times over the past several years. In 2009, as a result of management’s impairment testing, Federated recorded a $15.5 million impairment charge in Intangible asset related expense on the Consolidated Statements of Income. Management’s quarterly recoverability test of the carrying value of these intangible assets performed as of June 30, 2010 and December 31, 2010 indicated that the carrying values were not fully recoverable. Cash flow projections at June 30, 2010 and December 31, 2010 were lower than previous projections prepared in connection with recoverability testing as a result of actual and projected declines in assets under management in excess of prior estimates. Management estimated the fair value of these intangible assets at June 30, 2010 and December 31, 2010 based primarily upon expected future cash flows using an income approach valuation methodology with unobservable market data inputs (Level 3). Such inputs included (1) an estimated rate of change for underlying assets under management; (2) expected revenue per managed asset; (3) direct operating expenses; and (4) a discount rate. Management estimated a rate of change for underlying assets under management based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset and direct operating expenses are generally based on contract terms, average market participant data and historical experience. The discount rate was estimated at the current market rate of return. In addition, because of the subjective nature of the projected discounted cash flows, management considered several scenarios and used probability weighting to calculate the expected future cash flows attributable to the intangible assets. The probability-weighted scenarios assumed growth rates in assets under management ranging from -100% to 9% over the cash-flow projection period. As a result of these fair value analyses, during 2010 Federated recorded a $10.2 million impairment charge on the Consolidated Statements of Income, $8.2 million of which was included in Intangible asset related expenses with the remainder in Operating expenses – Other. The related customer relationship intangible assets were written down to $2.0 million, the noncompete agreement included in Other intangible assets was written down to $0.8 million and the related fixed assets were written down to $0.7 million as of December 31, 2010. Intangible asset amortization expense and fixed asset depreciation for future periods were reduced as a result of this impairment. Given the uncertainties regarding future market conditions, the timing and pace of a forecasted recovery and possible prolonged periods of underperformance of the quantitative products compared to peers and indices and the significance of these factors to assets under management, management cannot be certain of the outcome of future undiscounted cash flow analyses for these assets with a remaining net book value of $2.8 million at December 31, 2011.
As a result of deterioration in the resale market for used aircraft in 2008 and 2009 and management’s intent to sell its aircraft before the end of its previously estimated useful life, Federated recognized impairment charges totaling $5.2 million to write down the carrying value of one of Federated’s aircraft in 2009. Based upon independent valuation and market data for similar assets (Level 2), management estimated the value of this aircraft less expected costs to sell to be $3.4 million at December 31, 2009. The impairment charges were recorded as operating expense in Other on the Consolidated Statements of Income for the year ended December 31, 2009. In the first quarter 2010, this aircraft was sold for net proceeds of $3.3 million. The loss on sale was recorded as an operating expense in Other on the Consolidated Statements of Income in the first quarter of 2010.
(c) Fair Value Measurements of Other Financial Instruments
The fair value of Federated’s recourse debt is estimated based on the current market rate for debt with similar remaining maturities. Based on this fair value estimate, the carrying value of recourse debt appearing on the Consolidated Balance Sheets approximates fair value.